Revenue Recognition - Change in Contract Assets (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Balance as of January 1	$ 84.5	$ 100.5
Change in contract assets	(7.4)	3.1
Balance as of March 31	$ 77.1	$ 103.6